Breakdown of Financial Assets - Narrative (Details) € in Millions	Jan. 01, 2018 EUR (€)
Disclosure of financial assets [line items]
Adjustment on initial application of new reporting	€ (578)
IFRS 9
Disclosure of financial assets [line items]
Adjustment on initial application of new reporting	221
Impairment loss recognized in profit or loss for trade receivables	200
Adjustments for decrease (increase) in financial assets held for trading	21
Financial assets at fair value through other comprehensive income	556
Financial assets at fair value through profit or loss	596
Financial assets, carrying amount immediately after initial application of IFRS 9	21
Non-current trade receivables, carrying amount immediately after initial application of IFRS 9	201
Reclassification out of held-to-maturity investments	169
Reclassification out of available-for-sale financial assets into financial assets at fair value through other comprehensive income, equity instruments	631
Reclassification out of available-for-sale financial assets into financial assets at fair value through profit or loss, equity instruments	19
Reclassification out of available-for-sale financial assets into financial assets at fair value through other comprehensive income, debt instruments	443
Reclassification out of available-for-sale financial assets into financial assets at fair value through profit or loss, debt instruments	€ 90